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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester International Investors Limited
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


    /s/ Timothy J. Linehan         London, United Kingdom         10/07/208
--------------------------------   ----------------------   --------------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________________   ________________________________________________

[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          3

Form 13F Information Table Value Total:    474,680
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
____   28-_________________   ______________________________________

[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

       Column 1             Column 2     Column 3  Column 4        Column 5          Column 6   Column 7          Column 8
-----------------------  -------------  ---------  --------  ---------------------  ----------  --------  ------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ------------------------
     NAME OF ISSUER          CLASS        CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-----------------------  -------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
Chunghwa Telecom Co LTD  Sponsored ADR  17133Q205    47,855   2,021,762  SH         SOLE                   2,021,762
Korea Electric PWR       Sponsored ADR  500631106   199,390  16,092,782  SH         SOLE                  16,092,782
KT Corp.                 Sponsored ADR  48268K101   227,435  13,545,852  SH         SOLE                  13,545,852